SCHEDULE OF MINERAL RIGHTS (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cost				$ 23,428	$ 5,458	$ 5,458
Accumulated amortization				(2,917)	(2,782)	(2,782)
Opening net book value				20,511	2,676	2,676
Acquisitions						19,360
Additions				75		77
Payments received under earn-in agreement				(75)
Disposals						(1,348)
Depletion and amortization				(113)		(178)
Exchange differences				38		(76)
Closing net book value		20,436		20,436		20,511
Cost		23,523		23,523		23,428
Accumulated amortization		(3,087)		(3,087)		(2,917)
Mineral Rights Platosa (Mexico) [Member]
IfrsStatementLineItems [Line Items]
Cost				3,721	3,785	3,785
Accumulated amortization				(2,917)	(2,782)	(2,782)
Opening net book value				804	1,003	1,003
Acquisitions
Additions
Payments received under earn-in agreement
Disposals
Depletion and amortization				(113)		(178)
Exchange differences				18		(21)
Closing net book value		709		709		804
Cost		3,796		3,796		3,721
Accumulated amortization		(3,087)		(3,087)		(2,917)
Mineral Rights Beschefer (Canada) [Member]
IfrsStatementLineItems [Line Items]
Cost					1,428	1,428
Accumulated amortization
Opening net book value					1,428	1,428
Acquisitions
Additions
Payments received under earn-in agreement
Disposals						(1,348)
Depletion and amortization
Exchange differences						(80)
Closing net book value
Cost
Accumulated amortization
Mineral Rights Silver City (Germany) [Member]
IfrsStatementLineItems [Line Items]
Cost	[1]			587	245	245
Accumulated amortization	[1]
Opening net book value	[1]			587	245	245
Acquisitions	[1]					317
Additions	[1]			75
Payments received under earn-in agreement	[1]
Disposals	[1]
Depletion and amortization	[1]
Exchange differences	[1]			20		25
Closing net book value	[1]	682		682		587
Cost	[1]	682		682		587
Accumulated amortization	[1]
Mineral Rights Kilgore (Idaho) [Member]
IfrsStatementLineItems [Line Items]
Cost	[2]			13,756
Accumulated amortization	[2]
Opening net book value	[2]			13,756
Acquisitions	[2]					13,711
Additions	[2]					45
Payments received under earn-in agreement	[2]
Disposals	[2]
Depletion and amortization	[2]
Exchange differences	[2]
Closing net book value	[2]	13,756		13,756		13,756
Cost	[2]	13,756		13,756		13,756
Accumulated amortization	[2]
Mineral Rights Okaley (Idaho) [Member]
IfrsStatementLineItems [Line Items]
Cost	[3]			5,364
Accumulated amortization	[3]
Opening net book value	[3]			5,364
Acquisitions	[3]					5,332
Additions	[3]					32
Payments received under earn-in agreement	[3]			(75)
Disposals	[3]
Depletion and amortization	[3]
Exchange differences	[3]
Closing net book value	[3]	5,289		5,289		5,364
Cost	[3]	5,289		5,289		5,364
Accumulated amortization	[3]

[1]	On September 24, 2019 the Company signed an option agreement (the “Globex Agreement”) with Globex Mining Enterprises Inc. (“Globex”) to acquire a 100% interest in the Braunsdorf exploration license for the Silver City Project in Saxony, Germany, pursuant to which the Company agreed to pay total aggregate consideration of C$500 in cash and issue common shares valued at C$1,600 over a period of three years. Upon completion of the payments and common share issuances the Company will grant Globex a gross metals royalty of 3% for precious metals and 2.5% for other metals, both of which may be reduced by 1% upon a payment of $1,500. Additional one-time payments of C$300 and C$700 will be made by the Company following any future announcement of a maiden resource on the property and upon achievement of commercial production from the project, respectively. The first issuance of 45,367 common shares (valued at C$225) and the first cash payment (C$100) were made on the effective date of the Globex Agreement and recorded as an addition to mineral rights ($245). On September 21, 2020, the second issuance of 65,657 common shares (valued at C$325) and the second cash payment (C$100) were made and recorded as an addition to mineral rights ($317).
[2]	On April 22, 2020, the Company acquired the Kilgore Gold Project as part of the Otis acquisition. The Company has a 100% interest in the Kilgore Gold property located in Clark County, Idaho, which consisted of 614 federal lode mining claims unencumbered by any underlying royalties. In Q4 2020, the Company staked 175 new claims expanding the Kilgore property by 28%.
[3]	On April 22, 2020, the Company acquired 100% ownership of the Oakley Project in Cassia County, Idaho as part of the Otis acquisition. The Oakley Project includes Blue Hill Creek, Matrix Creek, Cold Creek: